Schedule of right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balnce	€ 43,374
Additions	942	€ 535
Amortization	(3,816)	(3,486)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	165	(119)
Closing net book value	48,285	43,374
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Opening balnce	43,121	49,039
Additions	7,642	117
Amortization	(2,628)	(2,309)
Revaluation due to variable payments	199	(4,507)
Termination of contracts
Lease payment
Interest expenses
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(341)	782
Closing net book value	47,993	43,121
Manufacturing and laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Opening balnce	37	58
Additions
Amortization	(22)	(22)
Revaluation due to variable payments
Termination of contracts
Lease payment
Interest expenses
Increase (decrease) through net exchange differences, intangible assets other than goodwill
Closing net book value	15	37
Furniture fittings and other [member]
IfrsStatementLineItems [Line Items]
Opening balnce	216	236
Additions	231	151
Amortization	(135)	(141)
Revaluation due to variable payments	3	2
Termination of contracts	(41)	(33)
Lease payment
Interest expenses
Increase (decrease) through net exchange differences, intangible assets other than goodwill	3	1
Closing net book value	278	216
Total assets [member]
IfrsStatementLineItems [Line Items]
Opening balnce	43,374	49,334
Additions	7,874	267
Amortization	(2,784)	(2,471)
Revaluation due to variable payments	202	(4,505)
Termination of contracts	(41)	(33)
Lease payment
Interest expenses
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(339)	782
Closing net book value	48,285	43,374
Lease liablities [member]
IfrsStatementLineItems [Line Items]
Opening balnce	52,088	58,901
Additions	7,873	267
Amortization
Revaluation due to variable payments	202	(6,096)
Termination of contracts	(44)	(26)
Lease payment	(3,601)	(2,910)
Interest expenses	802	800
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(496)	1,152
Closing net book value	€ 56,822	€ 52,088